Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-taxable investment income	$ 56,600,000	$ 289,700,000
Tax rate differential on income and losses incurred outside Canada	(209,500,000)	(36,400,000)
Change in unrecorded tax benefit of losses and temporary differences	(90,700,000)	81,600,000
U.S. foreign tax credit carryforwards	104,000,000	0
Deferred tax assets	375,900,000	497,900,000
Other including permanent differences	44,200,000	25,000,000
Unremitted earnings of subsidiaries	3,500,000,000	3,200,000,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,800,000	63,300,000
Unused tax losses	1,863,500,000	1,570,100,000
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of deconsolidation of subsidiary		235,800,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other including permanent differences		17,900,000
Unused tax losses	46,100,000	45,900,000
Unused foreign tax credits	55,000,000	159,000,000
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	495,800,000	613,400,000
Operating And Capital Losses, And U.S. Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	814,700,000	857,800,000
Allied World
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	359,400,000	$ 363,500,000
Non-insurance companies, Fairfax India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other including permanent differences	$ 13,400,000